Loans Receivable And Allowance For Credit Losses (Recorded Investment In Loans, Less SVAs) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Financing Receivable, Recorded Investment [Line Items]
Multi-family and commercial	$ 57,965	$ 66,476
Consumer - home equity	164,541	186,347
Consumer - other	7,224	7,671
Total loans receivable	5,195,876	5,209,313
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
One-to four-family - originated	32,673
One-to four-family - purchased	447
Multi-family and commercial	7,683
Consumer - home equity	50
Total loans receivable	40,853
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
One-to four-family - originated	18,419
One-to four-family - purchased	15,987
Consumer - home equity	592
Consumer - other	5
Total loans receivable	$ 35,003